Related Party Transactions	6 Months Ended
Jun. 30, 2022
Related Party Transactions
Related Party Transactions
16.	Related Party Transactions

Secured convertible debenture

On November 3, 2021 (the “Issuance Date”), the Company entered into an agreement with Halo in which the Company issued Halo a secured convertible debenture with an initial value of $6,559,294. The notes were convertible into common shares of the Company’s capital receiving the number of shares, at its current market price, required to satisfy the principal and interest payable. The obligation to convert the note within six months of the Issuance Date is triggered by (a) an initial public offering by the Company on a stock exchange; (b) an amalgamation, arrangement, merger, reverse takeover, reorganization or similar event; (c) a sale or conveyance of all or substantially all of the property and assets of the Company to any arm’s length third party for consideration consisting of free trading securities and the subsequent distribution of all of such consideration to all of the holders of common shares, on a pro rata basis; (d) the sale or exchange of all or substantially all of shares of the Borrower for free trading securities. The debt bears interest at one percent per annum, matures on November 3, 2022 and is secured by all of the assets of the Company other than the interests in the securities of Bophelo Bio Science and Wellness (Pty) Ltd. and ranks ahead of all other debt issued by the Company. On March 15, 2022, upon completion of the Company’s initial public offering the Company issued 1,645,745 common shares to Halo Collective, Inc. (“Halo”) at a price of $4 each to settle the principal amount of $6,559,294 plus accrued interest $23,686 owing to Halo in terms of a convertible debenture agreement, which totaled $6,582,980 at the time of conversion (see note 13(b)(ix)).

Transactions with Key Management Personnel

The Company has identified its Board of Directors, Executive Chairman, Chief Executive Officer (“CEO”), Chief Operating Officer (“COO”), Chief Financial Officer (“CFO”) and its President as its key management personnel who have the authority and responsibility for planning, directing and controlling the Company’s main activities.

For the period ended June 30	2022	2021
Key Management Remuneration	1,079,324	114,235
Stock-based compensation	487,885	—
Short term accommodation expense	—	35,924

	$1,567,209	$150,158

The Key Management remuneration is included in Professional and Consulting fees in the Statement of Operations.

During the period ended June 30, 2021, the Company incurred expenditures of $35,924 associated with rental of short-term accommodation from the Company’s executive Chairman, LM Mojela, to house the Company’s expatriate staff working on site at the Company’s cultivation operation in the Kingdom of Lesotho.

As of June 30, 2022, the Company has balances payable to related parties of $743,188 (December 31, 2021 - $9,601,708) as below:

a.	As at December 31, 2021 the entire balance of Loans and Borrowings of $432,201 (Note 10) was payable to LM Mojela. The balance does not bear interest, is unsecured and does not have a fixed repayment date.
b.	Included within accounts payable and accrued liabilities at June 30, 2022 is remuneration payable to key management totaling $743,188 (December 31, 2021 - $34,611), which includes amounts owing to the following directors and officers of the Company:
i.	$562,792 owing to T Scott (December 31, 2021 - $0);
ii.	$57,550 owing to T Virk (December 31, 2021 - $0);
iii.	$25,875 owing to T Flow (December 31, 2021 - $0);
iv.	$24,386 owing to Dr. Akkar-Schenkl (December 31, 2021 - $0);
v.	$15,944 owing to L Mojela (December 31, 2021 - $0);
vi.	$8,010 owing to P van den Berg (December 31, 2021 - $0);
vii.	$6,638 owing to C Kié (December 31, 2021 - $0);
viii.	$1,800 owing to G Jones (December 31, 2021 - $0);
ix.	$1,800 owing to G Dingaan (December 31, 2021 - $0); and
x.	$1,800 owing to B Baker (December 31, 2021 - $0);
c.	As at December 31, 2021 the balance of the Company’s lease liability (Note 12) pertained to the amount owing to Mophuthi Trust, a Trust controlled by Louisa Mojela and Granny Seape, a director of a subsidiary of the Company.
d.	The balance of the secured convertible debentures as at December 31, 2021 with a carrying value of $6,716,190 bore interest at 1% per annum.

The Company’s related party transactions are measured at the exchange amount which is the amount of consideration established and agreed to by the related parties.